Employee benefits - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) plan	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Employee benefits
Post employment benefit expense, Defined contribution plans | €	€ 7.0	€ 6.4	€ 4.9
Number of pension plans classified as defined benefit plans | plan	4